AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 2, 2013.

SECURITIES ACT FILE NO. 333-186096

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.  1

CNI CHARTER FUNDS
(Exact Name of Registrant as Specified in Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant's Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

With Copies To:

Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue
Los Angeles, California 90071

Kurt Hawkesworth
Rochdale Investment Management, LLC
570 Lexington Avenue
New York, New York 10022

Don E. Felice, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA 19109

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of  CNI Charter Funds, filed with the U.S. Securities and Exchange Commission on January 18, 2013 (File No. 333-186096), is being filed to add Exhibit numbers 12 and 16 to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C

Item 15. Indemnification

Please see Article VI of Amended and Restated By-Laws of CNI Charter Funds (the “Registrant”), which have been filed as an exhibit to this registration statement. Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the provisions contained in the Registrant’s Amended and Restated By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said Amended and Restated By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16. Exhibits

1)	Charter Documents:
a.	Certificate of Trust and all amendments thereto. (Q)
b.	Form of Agreement and Declaration of Trust. (A)
c.	Amendment dated April 26, 1999 to the Agreement and Declaration of Trust. (B)
d.	Form of Amendment dated December 4, 2012 to the Agreement and Declaration of Trust. (P)

2)	By-Laws:
a.	Amended and Restated By-Laws, as of February 26, 2009. (P)

3)	Not Applicable.

4)	Agreement and Plan of Reorganization:
a.	Form of Agreement and Plan of Reorganization. (C)

5)	Not Applicable.

6)	Investment Management Agreements:
a.
Form of Investment Management Agreement between the Registrant and Rochdale Investment Management LLC, with respect to the Dividend & Income Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Emerging Markets Fund. (D)

b.	Form of Investment Manager Agreement between Rochdale Investment Management LLC and Seix Investment Advisors LLC, with respect to the Fixed Income Opportunities Fund. (D)

c.	Form of Investment Manager Agreement between Rochdale Investment Management LLC and Federated Investment Management Company, with respect to the Fixed Income Opportunities Fund. (D)
d.	Form of Investment Manager Agreement between Rochdale Investment Management LLC and GML Capital LLP, with respect to the Fixed Income Opportunities Fund. (D)

7)	Distribution Agreements:
a.	Form of Distribution Agreement between the Registrant and SEI Investments Distribution Co. (B)
b.	Form of Sub-Distribution Agreement. (F)

8)	Not applicable.

9)	Custody Agreements:
a.	Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association. (E)
b.	Form of Amendment to Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association. (D)

10)	Distribution Plans:
a.	Form of Rule 12b-1 Plan. (D)

11)	Opinion of Counsel:
a.	Opinion and consent of counsel as to the legality of the securities being registered . (P)

12)	Tax Opinion:
a.	Opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14 - filed herewith.

13)	Other Material Contracts
a.	Form of Administrative Services Agreement. (B)
i.	Form of Amended Administration Agreement. (D)
b.	Form of Transfer Agent Agreement. (B)
i.	Form of Amended Schedule to Transfer Agent Agreement. (G)
ii.	Form of Supplement to Transfer Agent Agreement. (H)
iii.	Form of Amendment to Transfer Agency Agreement. (I)
iv.	Form of Amendment to Transfer Agency Agreement. (J)
v.	Sub-Transfer Agency Agreement dated May 20, 2010 between SEI Institutional Transfer Agent Inc. and UMB Fund Services, Inc. (K)
vi.	Consent to Assignment and Assumption of Transfer Agency Agreement dated November 26, 2007. (L)
vii.	Amendment dated April 1, 2008 to the Transfer Agency Agreement dated April 1, 1999. (G)
viii.	Amendment dated August 11, 2010 to the Transfer Agency Agreement dated April 1, 1999. (K)
ix.	Form of Amendment dated January 1, 2012 to the Transfer Agency Agreement dated April 1, 1999. (M)

c.	Form of Amended and Restated Shareholder Services Agreement with City National Bank. (F)
i.	Form of Shareholder Services Fee Limitation Agreement. (N)
ii.	Form of Amended Appendix to Amended and Restated Shareholder Services Agreement. (D)
iii.	Form of Shareholder Service Provider Agreement with RIM Securities, LLC. (D)
d.	Form of Shareholder Services Agreement with City National Asset Management, Inc. (M)
i.	Shareholder Services Fee Limitation Agreement. (O)
e.	Operating Expenses Limitation Agreement dated July 9, 1999 between Rochdale Investment Trust and Rochdale Investment Management. (Q)

14)	Other Opinions:
a.	Consent of Independent Registered Certified Public Accounting Firm. (Q)

15)	Not Applicable.

16)	Powers of Attorney:
a.	Powers of Attorney - filed herewith.

17)	Additional Exhibits:
a.	Form of Proxy Card. (P)

All Exhibits filed previously are herein incorporated by reference as follows:

A.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 14, 1996 and incorporated herein by reference.

B.	Previously filed as an exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on May 3, 1999 and incorporated herein by reference.

C.	Filed as Appendix A to Part A of this Registration Statement on Form N-14.

D.	Previously filed as an exhibit to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 21, 2012, and incorporated herein by reference.

E.	Previously filed as an exhibit to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on September 14, 2011, and incorporated herein by reference.

F.	Previously filed as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on June 27, 2007 and incorporated herein by reference.

G.	Previously filed as an exhibit to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on March 10, 2008 and incorporated herein by reference.

H.	Previously filed as an exhibit to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2003 and incorporated herein by reference.

I.	Previously filed as an exhibit to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2004 and incorporated herein by reference.

J.	Previously filed as an exhibit to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2005 and incorporated herein by reference.

K.	Previously filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2011, and incorporated herein by reference.

L.	Previously filed as an exhibit to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2008 and incorporated herein by reference.

M.	Previously filed as an exhibit to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 27, 2012, and incorporated herein by reference.

N.	Previously filed as an exhibit to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on December 16, 2011, and incorporated herein by reference.

O.	Previously filed as an exhibit to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 28, 2012, and incorporated herein by reference.

P.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-14 (File No. 333-186096) on January 18, 2013, and incorporated herein by reference.

Q.	Previously filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-186096) on February 19, 2013, and incorporated herein by reference.

Item 17. Undertakings

1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant  certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 under Rule 485(b) under the Securities Act and has duly authorized, in the City of Beverly Hills, the State of California, on the 1st day of April, 2013.

CNI CHARTER FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on April 1, 2013.

/s/ Garrett D’Alessandro	President &
Garrett D’Alessandro	Chief Executive Officer

/s/ Eric Kleinschmidt	Controller &
Eric Kleinschmidt	Chief Operating Officer

Irwin G. Barnet*	Trustee
Irwin G. Barnet

Vernon C. Kozlen*	Trustee
Vernon C. Kozlen

William R. Sweet*	Trustee
William R. Sweet

James R. Wolford*	Trustee
James R. Wolford

Daniel A. Hanwacker*	Trustee
Daniel A. Hanwacker

Jay C. Nadel*	Trustee
Jay C. Nadel

Andrew S. Clare*	Trustee
Andrew S. Clare

Jon C. Hunt*	Trustee
Jon C. Hunt

*By:	/s/ Lisa Whittaker
Lisa Whittaker Attorney–in–Fact
pursuant to Power of Attorney

Exhibits Filed With

Form N-14

CNI Charter Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
12.	Opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14.
16.	Powers of Attorney.